Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	$ 250
2022	266
2023	292
2024	312
2025	362
2026-2030	1,880
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	5
2022	4
2023	4
2024	4
2025	3
2026-2030	$ 12